SCHEDULE OF PROCEEDS AND EQUITY IMPACT FROM BUSINESS COMBINATION (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Less: Redemptions		$ (8,907,380)
Net trust cash	$ 4,544,353	7,004,601	$ 358,887
Less: AMC deferred offering costs			$ (233,339)
Alpha Vest [Member]
Restructuring Cost and Reserve [Line Items]
Trust assets	11,500,000	11,538,424
Less: Redemptions	(2,600,000)	(2,631,044)
Net trust cash	$ 8,900,000	8,907,380
Less: SPAC transaction costs		(4,606,996)
Less: FPA impact and related adjustments		(697,268)
Less: FPA settlement reclassification (equity to asset)		(4,305,872)
Less: AMC deferred offering costs		(1,051,479)
Add: SPAC accumulated deficit elimination		6,886,461
Net impact recorded to APIC		$ 5,132,227